Commitments and contingencies (Investment commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Nov. 07, 2014	Dec. 29, 2014	Oct. 02, 2014	Dec. 31, 2013
Aquiline Capital Partners II GP Offshore Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction Capital Commitment	$ 50,000
Related Party Transaction Remaining Commitment	7,500				17,890
Fixed maturities commitment [Member]
Related Party Transaction [Line Items]
Other Commitment	7,539
Investment commitment [Member]
Related Party Transaction [Line Items]
Contractual Obligation	153,000				30,000
Other Commitment	83,712				5,045
Aquiline Financial Services Fund III LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction Capital Commitment		100,000
Related Party Transaction Remaining Commitment	100,000
AlphaCat 2015 [Member]
Related Party Transaction [Line Items]
Related Party Transaction Capital Commitment			28,000
Related Party Transaction Remaining Commitment	2,400
AlphaCat ILS Funds
Related Party Transaction [Line Items]
Related Party Transaction Capital Commitment			20,000
Related Party Transaction Remaining Commitment	8,000
Western World Insurance Group, Inc | Aquiline Capital Partners II GP Offshore Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction Capital Commitment				10,000
Related Party Transaction Remaining Commitment	$ 1,499